Retirement Benefits Plan - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits [Abstract]
Total cost charged to profit or loss	$ 0.3	$ 0.3	$ 0.5